Financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		$ 2,010
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,010
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,010
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,010
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 43
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	130	2,846
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	9	2,741
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	121	105
Recurring fair value measurement [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	153	192
Recurring fair value measurement [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,084	2,704
Recurring fair value measurement [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	293	366
Recurring fair value measurement [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,181	1,697
Recurring fair value measurement [member] | Long term financial investments [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	610	641
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,719
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,719
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	507	1,108
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	20	28
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	487	1,080
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	130	127
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	9	22
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	121	105
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	43
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	153	192
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,567	1,596
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	273	338
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	684	617
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 610	$ 641